Annual Total Returns - VIPRealEstatePortfolio-InitialServiceService2PRO - VIPRealEstatePortfolio-InitialServiceService2PRO - VIP Real Estate Portfolio - VIP Real Estate Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	1.82%
Annual Return 2014	30.18%
Annual Return 2015	3.71%
Annual Return 2016	5.75%
Annual Return 2017	4.07%
Annual Return 2018	(6.22%)
Annual Return 2019	23.22%
Annual Return 2020	(6.55%)
Annual Return 2021	38.99%
Annual Return 2022	(27.51%)